Unit-Based Compensation Arrangements (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Units [Rollforward]
Outstanding, beginning of period (in units)			485,423
Awarded (in units)			108,674
Forfeited (in units)			(8,165)
Issued (in units)			(71,951)
Outstanding, end of period (in units)	513,981		513,981
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning of period (in dollars per unit)			$ 32.71
Awarded (in dollars per unit)			$ 32.60
Forfeited (in dollars per unit)	$ (29.79)		$ (29.79)
Issued (in dollars per unit)			$ (29.95)
Outstanding, end of period (in dollars per unit)	$ 33.19		$ 33.19
Restricted Stock Units (RSUs) [Member]
Units [Rollforward]
Outstanding, beginning of period (in units)			485,423	481,267	481,267	415,295	446,515
Awarded (in units)					136,241	160,771	68,799
Forfeited (in units)					(21,290)	(4,693)	(28,382)
Issued (in units)					(110,795)	(90,106)	(71,637)
Outstanding, end of period (in units)					485,423	481,267	415,295
Weighted Average Grant Date Fair Value Per Unit [Abstract]
Outstanding, beginning of period (in dollars per unit)			$ 32.71	$ 29.67	$ 29.67	$ 28.89	$ 30.57
Awarded (in dollars per unit)					$ 39.54	$ 32.11	$ 18.10
Forfeited (in dollars per unit)					$ (33.05)	$ (30.31)	$ (31.92)
Issued (in dollars per unit)					$ (27.82)	$ (30.37)	$ (27.81)
Outstanding, end of period (in dollars per unit)					$ 32.71	$ 29.67	$ 28.89
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of Common Units authorized for issuance under the Restricted Unit Plans	1,903,406		1,903,406		1,906,971
Restricted Unit Plans, terms of award			Unless otherwise stipulated by the Compensation Committee of the Board of Supervisors on or before the grant date, restricted units issued under the Restricted Unit Plans vest over time with 25 of the Common Units vesting on the third and fourth anniversaries of the grant date and the remaining 50 of the Common Units vesting on the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions or vote their respective restricted units until vested. Because each restricted unit represents a promise to issue a Common Unit at a future date, restricted units cannot be sold or transferred prior to vesting.		Unless otherwise stipulated by the Compensation Committee of the Partnership's Board of Supervisors on or before the grant date, Restricted Units issued under the Restricted Unit Plans vest over time with 25 of the Common Units vesting at the end of each of the third and fourth anniversaries of the grant date and the remaining 50 of the Common Units vesting at the end of the fifth anniversary of the grant date. The Restricted Unit Plans participants are not eligible to receive quarterly distributions on, or vote their respective restricted units until vested. Restricted units cannot be sold or transferred prior to vesting. The value of the restricted unit is established by the market price of the Common Unit on the date of grant, net of estimated future distributions during the vesting period. Restricted units are subject to forfeiture in certain circumstances as defined in the Restricted Unit Plans.
Aggregate grant date fair value of restricted units awarded			$ 3,543
Unrecognized compensation cost related to unvested restricted units awarded under the Restricted Unit Plans	7,302		7,302		6,320
Compensation expense - Restricted Unit Plans (RUP)	1,147	1,067	2,350	2,399	3,922	4,005	2,396
Weighted-average period over which compensation cost associated with unvested awards is expected to be recognized (in years)			1.8		1.8
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-Term Incentive Plan, terms of award			The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees (the "LTIP") which provides for payment, in the form of cash, of an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders ("TRU") compared to the TRU of a predetermined peer group consisting solely of other master limited partnerships, approved by the Compensation Committee of the Board of Supervisors, over the same three-year performance period.		The Partnership has a non-qualified, unfunded long-term incentive plan for officers and key employees the "LTIP" which provides for payment, in the form of cash, for an award of equity-based compensation at the end of a three-year performance period. The level of compensation earned under the LTIP is based on the market performance of the Partnership's Common Units on the basis of total return to Unitholders "TRU" compared to the TRU of a predetermined peer group comprised of other publicly traded partnerships master limited partnerships, as approved by the Compensation Committee of the Partnership's Board of Supervisors, over the same three-year performance period.
Compensation expense - Long-Term Incentive Plan (LTIP)	102	645	691	1,501	1,504	3,058	3,402
Liability included within accrued employment and benefit costs (or other liabilities, as applicable) related to estimated future payments under the LTIP	$ 2,520		$ 2,520		$ 5,164